Fair Value Measurements (Details) - Schedule of Liabilities Subject to Fair Value Measurements - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Liabilities:
Warrants	$ 1,656,000
Level 1 [Member]
Liabilities:
Warrants	1,656,000
Level 2 [Member]
Liabilities:
Warrants
Level 3 [Member]
Liabilities:
Warrants